CONTRIBUTED SURPLUS-WARRANT RESERVE - Additional Information (Detail) - Equity Warrants [Member]	12 Months Ended
Dec. 31, 2021 shares
Statement Line Items [Line Items]
No of share issued warrant	9,691,503
Bottom of range [member]
Statement Line Items [Line Items]
Warrants expire date	January 26, 2023
Top of range [member]
Statement Line Items [Line Items]
Warrants expire date	November 6, 2025